Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related-Party Transactions
Related-Party Transactions

7. Related‑Party Transactions

Expenses paid directly to consultants considered to be related parties amounted to $472 and $229 for the three months ended March 31, 2018 and 2017, respectively. Outstanding payments due to these related parties as of March 31, 2018 and December 31, 2017 were $102 and $112, respectively, and were included within accounts payable on the balance sheet.

10. Related‑Party Transactions

The Company shared costs with the Relamorelin Company, its affiliate, including payroll, facilities, information technology and other research and development and general and administrative overhead costs. Additionally, the Relamorelin Company had paid certain Company expenses directly on behalf of the Company. Shared costs incurred by the Relamorelin Company and Company expenses paid by the Relamorelin Company on behalf of the Company are allocated from the Relamorelin Company to the Company as described in Note 1 and Note 2. These net costs totaled $1,570 and $2,149 for the years ended December 31, 2016 and 2015, respectively.  The Relamorelin Company was sold to a large pharmaceutical company on December 15, 2016.

The LLC made payments on behalf of the Company totaling $105 related to allocated 2016 employee bonuses. Those costs are recorded as a payable due to the LLC entity from the Company at December 31, 2016 on the balance sheet.

Expenses paid directly by the Company to consultants considered to be related parties amounted to $2,400,  $619 and $153 for the years ended December 31, 2017, 2016 and 2015, respectively. Outstanding payments due to these related parties as of December 31, 2017 and 2016 were $90 and $50, respectively and were included within Accounts payable on the balance sheet. Expenses paid by the Relamorelin Company to these related parties amounted to zero,  $966 and $1,357 for the years ended December 31, 2017, 2016 and 2015, respectively.

Employees of certain holders of series A and series B convertible preferred units of the LLC entity, have been retained as consultants supporting development activities of the Company and the Relamorelin Company for which the holders are paid cash compensation pursuant to consulting arrangements. Compensation payments related to these consultants totaled $97, $78 and $125 for the years ended December 31, 2017, 2016 and 2015, respectively.